Fair Value Fair Value (Recurring Fair Value Measurements) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	$ 418	$ 317
Net Embedded Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	$ (30)	$ (14)